CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Series A convertible preferred stock [Member]	Series A-1 convertible preferred stock [Member]	Series B convertible preferred stock [Member]	Preferred Stock [Member] Series A convertible preferred stock [Member]	Preferred Stock [Member] Series A-1 convertible preferred stock [Member]	Preferred Stock [Member] Series B convertible preferred stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2021					$ 47,458	$ 4,132	$ 59,855
Beginning balance, Shares at Dec. 31, 2021					47,628,788	6,500,000	54,689,627	6,828,125
Beginning balance at Dec. 31, 2021	$ (89,210)							$ 1	$ 1,318	$ (90,529)
Exercise of stock options, Shares								307,859
Exercise of stock options	69								69
Vesting of restricted stock, Shares								3,232
Stock-based compensation expense	1,238								1,238
Net loss	(42,809)									(42,809)
Ending balance, Shares at Dec. 31, 2022		47,628,788	6,500,000	54,689,627	47,628,788	6,500,000	54,689,627
Ending balance at Dec. 31, 2022					$ 47,458	$ 4,132	$ 59,855
Ending balance, Shares at Dec. 31, 2022								7,139,216
Ending balance at Dec. 31, 2022	(130,712)							$ 1	2,625	(133,338)
Exercise of stock options, Shares								333,619
Exercise of stock options	106								106
Stock-based compensation expense	1,428								1,428
Net loss	(53,743)									(53,743)
Ending balance, Shares at Dec. 31, 2023		47,628,788	6,500,000	54,689,627	47,628,788	6,500,000	54,689,627
Ending balance at Dec. 31, 2023					$ 47,458	$ 4,132	$ 59,855
Ending balance, Shares at Dec. 31, 2023								7,472,835
Ending balance at Dec. 31, 2023	$ (182,921)							$ 1	$ 4,159	$ (187,081)